Lease liabilities (Details Narrative)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Incremental borrowing, rates	2.50%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Incremental borrowing, rates	5.00%	2.60%
Top of range [member]
IfrsStatementLineItems [Line Items]
Incremental borrowing, rates	7.80%	8.40%